Segment and Geographic Information	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment and Geographic Information	Segment and Geographic Information
Segment Information

The Company operates its business in one industry, intermodal transportation equipment, and has two operating segments which also represent its reportable segments:
•Equipment leasing - the Company owns, leases and ultimately disposes of containers and chassis from its leasing fleet, as well as manages containers owned by other parties.
•Equipment trading - the Company purchases containers from shipping line customers, and other sellers of containers, and resells these containers to container retailers and users of containers for storage or one-way shipment. Included in the equipment trading segment revenues are leasing revenues from equipment purchased for resale that is currently on lease until the containers are dropped off.

These operating segments were determined based on the chief operating decision makers' review and resource allocation of the products and services offered. The Company’s Chief Operating Decision Maker(s) ("CODM") is the senior executive team.

Most of Triton’s revenues are derived from leasing equipment to the Company's core shipping line customers. The most important driver of profitability is the extent to which leasing revenues, which are driven by the Company's owned equipment fleet size, utilization and average lease rates, exceed ownership (depreciation and interest expense) and operating costs. The Company's profitability is also driven by the gains or losses realized on the sale of used containers and the margins generated from trading new and used containers. The CODM uses leasing margin and disposal gains in the Company's equipment leasing segment and net trading margin in the equipment trading segment as the primary measures of profitability and the basis for the allocation of resources. Within the components of leasing margin, the CODM will analyze the relationship between revenue trends and certain significant expenses including storage and handling and repair costs.

The following tables summarize the Company's segment information and the consolidated totals reported (in thousands):

	Three Months Ended June 30,
	2026			2025
	Equipment Leasing	Equipment Trading	Totals	Equipment Leasing	Equipment Trading	Totals
Total revenues	$310,401	$1,734	$312,135	$307,903	$1,975	$309,878
Less:
Depreciation and amortization	88,739	182	88,921	79,179	189	79,368
Interest and debt expense	65,382	721	66,103	58,500	391	58,891
Storage and handling	12,811	—	12,811	10,914	—	10,914
Repair costs	2,586	—	2,586	2,558	—	2,558
Other operating expenses	1,126	—	1,126	1,292	—	1,292
Administrative expenses(1)	25,753	390	26,143	23,972	315	24,287
Other (income) expenses(2)	28	—	28	2,006	—	2,006
Leasing margin	$113,976	$441	$114,417	$129,482	$1,080	$130,562
Net trading margin	—	622	622	—	754	754
Net gain (loss) on sale of leasing equipment	2,008	—	2,008	7,861	—	7,861
Income (loss) before income taxes			$117,047			$139,177
Total assets	$9,609,445	$116,305	$9,725,750	$9,805,199	$96,970	$9,902,169
Purchases of leasing equipment and investments in finance leases(3)	$165,135	$—	$165,135	$79,994	$—	$79,994

	Six Months Ended June 30,
	2026			2025
	Equipment Leasing	Equipment Trading	Totals	Equipment Leasing	Equipment Trading	Totals
Total revenues	$621,002	$3,288	$624,290	$689,072	$3,846	$692,918
Less:
Depreciation and amortization	176,150	362	176,512	207,345	383	207,728
Interest and debt expense	128,210	1,305	129,515	126,379	641	127,020
Storage and handling	26,723	—	26,723	20,982	—	20,982
Repair costs	5,102	—	5,102	5,150	—	5,150
Other operating expenses	2,703	—	2,703	3,451	—	3,451
Administrative expenses(1)	51,722	739	52,461	47,837	576	48,413
Other (income) expenses(2)	542	—	542	2,234	—	2,234
Leasing margin	$229,850	$882	$230,732	$275,694	$2,246	$277,940
Net trading margin	—	1,052	1,052	—	1,348	1,348
Net gain (loss) on sale of leasing equipment	579	—	579	18,555	—	18,555
Income (loss) before income taxes			$232,363			$297,843
Total assets	9,609,445	116,305	9,725,750	9,805,199	96,970	9,902,169
Purchases of leasing equipment and investments in finance leases(3)	$216,636	$—	$216,636	$100,194	$—	$100,194
(1)     Certain Administrative expenses have been allocated to the equipment trading segment based on a methodology that is consistent in all the periods presented.
(2) Other segment items primarily include the provision (reversal) for doubtful accounts, unrealized gains or losses on derivative instruments and debt termination expense.
(3)    Represents cash disbursements for purchases of leasing equipment and investments in finance leases as reflected in the Consolidated Statements of Cash Flows for the periods indicated, but excludes cash flows associated with the purchase of equipment held for resale.
There are no intercompany revenues or expenses between segments. Certain administrative expenses have been allocated between segments based on an estimate of services provided to each segment. A portion of the Company's equipment purchased for resale in the equipment trading segment may be leased for a period of time and is reflected as leasing equipment as opposed to equipment held for sale and the cash flows associated with these transactions are reflected as purchases of leasing equipment and proceeds from the sale of equipment in investing activities in the Company's Consolidated Statements of Cash Flows.

Geographic Segment Information

The Company generates the majority of its leasing revenues from international containers which are deployed by its customers in a wide variety of global trade routes. The majority of the Company's leasing related revenue is denominated in U.S. dollars.

The following table summarizes the geographic allocation of total leasing revenues based on customers' primary domicile (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Total revenues:
Asia	$116,091	$116,750	$231,746	$265,719
Europe	165,180	159,760	329,336	361,827
Americas	13,205	14,803	28,944	31,021
Bermuda	1,125	1,047	2,178	2,195
Other International	16,534	17,518	32,086	32,156
Total	$312,135	$309,878	$624,290	$692,918

Since the majority of the Company's containers are used internationally, where no one container is domiciled in one particular place for a prolonged period of time, all of the Company's long-lived assets are considered to be international.

The following table summarizes the geographic allocation of equipment trading revenues based on the location of the sale (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Total equipment trading revenues:
Asia	$2,711	$2,181	$6,625	$4,165
Europe	6,529	2,886	11,327	4,422
Americas	8,459	8,524	15,924	15,275
Bermuda	—	—	—	—
Other International	4,060	2,820	6,980	4,464
Total	$21,759	$16,411	$40,856	$28,326